Capital Stock (Details)	1 Months Ended		12 Months Ended	18 Months Ended
	Jun. 30, 2012	Apr. 30, 2011	Mar. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 14, 2012 USD ($)	Jun. 13, 2012 USD ($)	Apr. 05, 2011 USD ($)	Apr. 05, 2011 GBP (£)
Capital Stock (Textual)
Common stock, shares authorized			500,000,000	500,000,000
Common stock, par value (in dollar)			$ 0.001	$ 0.001		$ 0.001
Common shares issued		1		600,000
Gross proceeds of stock			$ 2	$ 600,000
Share price of per common stock								£ 1
Common shares issued to PGG to effect the acquisition and RTO	5,000,000
Promissory notes					5,000,000		5,000,000
Net present value of the Promissory Note					4,003,255		4,003,255
Additional paid-in capital			1,419	599,400			1,419
Accumulated deficit during development stage			$ (159,387)	$ (5,313,446)			$ (4,001,836)
Common shares issued in reverse acquisition							5,000,000	5,000,000
Common shares considered as recapitalization, Prior to the acquisition and RTO				27,002
Common stock, shares issued			5,000,000	5,627,002
Common stock, shares outstanding			5,000,000	5,627,002